Unaudited Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 3,810.4		$ 4,104.7		$ 3,576.5		$ 3,933.3		$ 3,790.1		$ 4,652.2		$ 3,892.9		$ 4,044.9		$ 15,424.9	$ 16,380.1	$ 16,453.2
Operating Income (Loss)	742.2		986.5		744.7		1,097.1		575.9		(1,127.9)	[1]	866.2		892.9		3,570.5	1,207.1	3,333.5
Income (Loss) from Continuing Operations									375.2		(764.2)	[1]	506.4		503.1		1,928.9	620.5	1,768.6
Income (Loss) from Discontinued Operations, Net of Tax									0.0		0.0		(2.5)	[2]	0.0		0.0	(2.5)	283.7
Net Income (Loss)	401.8		556.7		376.2		594.2		375.2		(764.2)	[1]	503.9		503.1		1,928.9	618.0	2,052.3
Amounts Attributable to Common Shareholders
Earnings (Loss) Attributable To Common Shareholders	$ 400.7		$ 544.7		$ 375.0		$ 592.2		$ 373.4		$ (765.8)	[3]	$ 502.1		$ 501.2		$ 1,912.6	$ 610.9	$ 2,047.1
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations	$ 0.81	[4]	$ 1.11	[4]	$ 0.76	[4]	$ 1.20	[4]	$ 0.76	[4]	$ (1.56)	[3],[4]	$ 1.03	[4]	$ 1.02	[4]	$ 3.89	$ 1.25	$ 3.59
Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations									0.00	[5]	0.00	[5]	(0.01)	[5]	0.00	[5]	0.00	(0.01)	0.58
Total Basic Earnings (Loss) per Share Attributable to AEP Common Shareholders									0.76	[4]	(1.56)	[3],[4]	1.02	[4]	1.02	[4]	3.89	1.24	4.17
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders:
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Continuing Operations	$ 0.81	[4]	$ 1.10	[4]	$ 0.76	[4]	$ 1.20	[4]	0.76	[4]	(1.56)	[3],[4]	1.03	[4]	1.02	[4]	3.88	1.25	3.59
Diluted Earnings (Loss) per Share Attributable to AEP Common Shareholders from Discontinued Operations									0.00	[5]	0.00	[5]	(0.01)	[5]	0.00	[5]	0.00	(0.01)	0.58
Total Diluted Earnings (Loss) Per Share Attributable to AEP Common Shareholders									$ 0.76	[4]	$ (1.56)	[3],[4]	$ 1.02	[4]	$ 1.02	[4]	$ 3.88	$ 1.24	$ 4.17
AEP Texas Inc. [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	$ 374.1		$ 431.2		$ 389.5		$ 343.6		$ 362.0		$ 403.9		$ 365.0		$ 330.5		$ 1,538.4	$ 1,461.4	$ 1,458.0
Operating Income (Loss)	97.1		129.7		109.7		83.2		81.4		112.4		103.4		82.4		419.7	379.6	320.8
Income (Loss) from Continuing Operations									55.2		55.5		49.7		35.0		310.5	195.4	121.7
Income (Loss) from Discontinued Operations, Net of Tax									0.6	[6]	(47.4)	[6]	(0.7)	[6]	(1.3)	[6]	0.0	(48.8)	(1.4)
Net Income (Loss)	163.9		64.3		49.0		33.3		55.8		8.1		49.0		33.7		310.5	146.6	120.3
AEP Transmission Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	173.8		167.3		229.4		152.7		120.0		125.3		153.1		79.6		723.2	478.0	310.2
Operating Income (Loss)	96.9		95.1		165.4		90.4		60.8		76.4		108.1		34.8		447.8	280.1	174.4
Income (Loss) from Continuing Operations									0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax									0.0		0.0		0.0		0.0
Net Income (Loss)	61.8		59.9		107.4		57.0		39.7		52.4		74.8		25.8		286.1	192.7	132.9
Appalachian Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	746.8		719.3		675.3		792.8		729.5		778.2		673.5		820.0		2,934.2	3,001.2	2,963.5
Operating Income (Loss)	174.9		173.0		127.4		220.2		136.2		204.4		158.3		244.4		695.5	743.3	710.8
Income (Loss) from Continuing Operations									0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax									0.0		0.0		0.0		0.0
Net Income (Loss)	82.6		86.0		52.1		110.6		65.3		104.1		73.4		126.3		331.3	369.1	340.6
Indiana Michigan Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	535.7		557.7		467.3		560.5		514.9		597.6		522.4		532.7		2,121.2	2,167.6	2,186.2
Operating Income (Loss)	84.3		115.1		35.2		118.7		39.6		131.4		94.8		115.8		353.3	381.6	369.9
Income (Loss) from Continuing Operations									0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax									0.0		0.0		0.0		0.0
Net Income (Loss)	42.9		64.9		10.5		68.4		38.5		75.4		51.3		74.7		186.7	239.9	204.8
Ohio Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	731.9		742.0		663.9		746.1		588.2		871.3		730.8		763.6		2,883.9	2,953.9	3,148.7
Operating Income (Loss)	145.4		154.5		119.6		150.7		64.3		171.6		138.6		134.0		570.2	508.5	460.8
Income (Loss) from Continuing Operations									0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax									0.0		0.0		0.0		0.0
Net Income (Loss)	92.8		82.6		62.3		86.2		37.5		99.9		74.6		70.2		323.9	282.2	232.7
Public Service Co Of Oklahoma [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	335.6		442.8		344.7		304.1		273.6		401.7		300.2		274.3		1,427.2	1,249.8	1,339.2
Operating Income (Loss)	21.2		86.8		46.1		20.8		5.5		98.4		59.0		35.8		174.9	198.7	193.2
Income (Loss) from Continuing Operations									0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax									0.0		0.0		0.0		0.0
Net Income (Loss)	0.6		46.2		20.4		4.8		2.6		52.8		28.9		15.7		72.0	100.0	92.5
Southwestern Electric Power Co [Member]
Summary of Unaudited Quarterly Financial Information
Total Revenues	436.3		517.6		424.7		401.3		402.3		539.7		427.0		379.0		1,779.9	1,748.0	1,780.9
Operating Income (Loss)	42.0		137.0		75.0		53.7		36.4		147.4		85.9		51.4		307.7	321.1	369.2
Income (Loss) from Continuing Operations									0.0		0.0		0.0		0.0
Income (Loss) from Discontinued Operations, Net of Tax									0.0		0.0		0.0		0.0
Net Income (Loss)	11.0		84.1		25.1		17.3		$ 16.5		$ 84.4		$ 44.3		$ 24.5		137.5	169.7	196.0
Amounts Attributable to Common Shareholders
Earnings (Loss) Attributable To Common Shareholders	$ 10.8		$ 73.1		$ 24.5		$ 16.3										$ 124.7	$ 165.6	$ 192.3

[1]	Includes impairments for certain merchant generation assets (see Note 7).
[2]	Includes final accounting adjustment for sale of AEPRO (see Note 7).
[3]	Relates to impairments for certain merchant generation assets (see Note 7).
[4]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[5]	Relates to final accounting adjustment for sale of AEPRO (see Note 7).
[6]	Includes the transfer of the Wind Farms (see Note 7).